Organization and Business Operations (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2019	Mar. 30, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020	Jun. 18, 2018
Percentage of controlling interest retained		80.00%
Acquisition of business entity, percentage									51.00%	100.00%
Revenue			$ 6,309,509	$ 7,759,451	$ 23,503,384	$ 21,664,070	$ 31,356,251	$ 13,620,160
Sales Revenue, Net [Member]
Sales revenue percentage					97.50%
DSP Business And Shypdirects Mid Mile [Member] | Sales Revenue, Net [Member]
Sales revenue percentage					58.50%
Shypdirect's Mid-mile and Long-haul business [Member] | Sales Revenue, Net [Member]
Sales revenue percentage					39.00%
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of common stock shares return	1,000,000
Number of options granted to employees	80,000